INVESTMENTS IN SUBSIDIARIES, ASSOCIATES AND JOINT VENTURES - Summary of Balances of Subsidiaries, According to the IFRS-based Accounting Framework (Detail) - ARS ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Disclosure of subsidiaries [line items]
Total Assets	$ 34,813,628,193		$ 35,304,482,204
Total Liabilities	28,063,242,820		28,721,128,962
Shareholders´ Equity	6,750,385,373	$ 5,154,737,112	$ 6,583,353,242	$ 4,769,249,798
Net Income for The Period	162,627,813	$ 385,892,701
Banco de Galicia y Buenos Aires S.A.U.
Disclosure of subsidiaries [line items]
Total Assets	23,834,785,448
Total Liabilities	19,096,342,565
Shareholders´ Equity	4,738,442,883
Net Income for The Period	(35,358,219)
Banco GGAL S.A.
Disclosure of subsidiaries [line items]
Total Assets	5,337,353,118
Total Liabilities	3,757,025,787
Shareholders´ Equity	1,580,327,331
Net Income for The Period	(28,028,046)
Galicia Asset Management S.A.U.
Disclosure of subsidiaries [line items]
Total Assets	122,705,566
Total Liabilities	86,667,908
Shareholders´ Equity	36,037,658
Net Income for The Period	28,524,765
Galicia Broker Asesores de Seguros S.A.
Disclosure of subsidiaries [line items]
Total Assets	4,440,666
Total Liabilities	1,635,795
Shareholders´ Equity	2,804,871
Net Income for The Period	747,247
Galicia Capital US LLC
Disclosure of subsidiaries [line items]
Total Assets	2,986,549
Total Liabilities	1,135,487
Shareholders´ Equity	1,851,062
Net Income for The Period	(565,249)
Galicia Holdings US Inc.
Disclosure of subsidiaries [line items]
Total Assets	4,886,816
Total Liabilities	0
Shareholders´ Equity	4,886,816
Net Income for The Period	(714,885)
Galicia Investments LLC
Disclosure of subsidiaries [line items]
Total Assets	40,172
Total Liabilities	0
Shareholders´ Equity	40,172
Net Income for The Period	(1,264)
Galicia Retiro Compañía de Seguros S.A.U.
Disclosure of subsidiaries [line items]
Total Assets	6,388,355
Total Liabilities	5,621,224
Shareholders´ Equity	767,131
Net Income for The Period	232,384
Galicia Securities S.A.U.
Disclosure of subsidiaries [line items]
Total Assets	170,322,731
Total Liabilities	119,025,388
Shareholders´ Equity	51,297,343
Net Income for The Period	10,624,349
Galicia Seguros S.A.U.
Disclosure of subsidiaries [line items]
Total Assets	57,752,081
Total Liabilities	25,756,407
Shareholders´ Equity	31,995,674
Net Income for The Period	4,052,889
Galicia Ventures LP
Disclosure of subsidiaries [line items]
Total Assets	4,017,246
Total Liabilities	0
Shareholders´ Equity	4,017,246
Net Income for The Period	(126,392)
Galicia Warrants S.A.
Disclosure of subsidiaries [line items]
Total Assets	12,733,313
Total Liabilities	4,530,068
Shareholders´ Equity	8,203,245
Net Income for The Period	14,629
GGAL Asset Management S.A. S.G.F.C.I.
Disclosure of subsidiaries [line items]
Total Assets	25,461,207
Total Liabilities	4,822,323
Shareholders´ Equity	20,638,884
Net Income for The Period	1,262,947
GGAL Holdings S.A.
Disclosure of subsidiaries [line items]
Total Assets	1,736,075,524
Total Liabilities	2,848,528
Shareholders´ Equity	1,733,226,996
Net Income for The Period	(34,399,294)
GGAL Participaciones S.A.U.
Disclosure of subsidiaries [line items]
Total Assets	7,836,060
Total Liabilities	1,797,295
Shareholders´ Equity	6,038,765
Net Income for The Period	34,889
GGAL Seguros S.A.
Disclosure of subsidiaries [line items]
Total Assets	228,609,374
Total Liabilities	174,350,200
Shareholders´ Equity	54,259,174
Net Income for The Period	(2,739,184)
GGAL Seguros de Retiro S.A.
Disclosure of subsidiaries [line items]
Total Assets	359,840,640
Total Liabilities	325,452,388
Shareholders´ Equity	34,388,252
Net Income for The Period	(3,145,518)
Nera Uruguay S.A.
Disclosure of subsidiaries [line items]
Total Assets	2,176
Total Liabilities	23,391
Shareholders´ Equity	(21,215)
Net Income for The Period	1,110
Nera Paraguay S.A.
Disclosure of subsidiaries [line items]
Total Assets	147,058
Total Liabilities	0
Shareholders´ Equity	147,058
Net Income for The Period	(6,450)
IGAM LLC
Disclosure of subsidiaries [line items]
Total Assets	24,638,230
Total Liabilities	3,042
Shareholders´ Equity	24,635,188
Net Income for The Period	2,278,433
INVIU S.A.U.
Disclosure of subsidiaries [line items]
Total Assets	176,485,632
Total Liabilities	164,302,632
Shareholders´ Equity	12,183,000
Net Income for The Period	2,157,471
INVIU Capital Markets Limited
Disclosure of subsidiaries [line items]
Total Assets	4,671,412
Total Liabilities	2,596,195
Shareholders´ Equity	2,075,217
Net Income for The Period	85,266
INVIU Manager Investment Ltd.
Disclosure of subsidiaries [line items]
Total Assets	372,208
Total Liabilities	197,547
Shareholders´ Equity	174,661
Net Income for The Period	(190,294)
INVIU México S.A.P.I. de C.V.
Disclosure of subsidiaries [line items]
Total Assets	82
Total Liabilities	0
Shareholders´ Equity	82
Net Income for The Period	3
INVIU Perú S.A.B. S.A.C.
Disclosure of subsidiaries [line items]
Total Assets	710,045
Total Liabilities	418,826
Shareholders´ Equity	291,219
Net Income for The Period	(449,958)
INVIU Technology Limited
Disclosure of subsidiaries [line items]
Total Assets	453,085
Total Liabilities	279,509
Shareholders´ Equity	173,576
Net Income for The Period	72,558
INVIU Uruguay Agente de Valores S.A.U.
Disclosure of subsidiaries [line items]
Total Assets	3,727,300
Total Liabilities	1,620,708
Shareholders´ Equity	2,106,592
Net Income for The Period	448,624
Vestly Asset Management LLC
Disclosure of subsidiaries [line items]
Total Assets	2,207,258
Total Liabilities	2,176,406
Shareholders´ Equity	30,852
Net Income for The Period	30,749
Vestly México S.A. de C.V.
Disclosure of subsidiaries [line items]
Total Assets	79
Total Liabilities	0
Shareholders´ Equity	79
Net Income for The Period	3
Naranja Digital Compañía Financiera S.A.U.
Disclosure of subsidiaries [line items]
Total Assets	1,764,166,829
Total Liabilities	1,630,712,231
Shareholders´ Equity	133,454,598
Net Income for The Period	15,768,026
NHI(UK) Limited
Disclosure of subsidiaries [line items]
Total Assets	29,393,095
Total Liabilities	9,021,064
Shareholders´ Equity	20,372,031
Net Income for The Period	(935,402)
N-xers S.A. de C.V.
Disclosure of subsidiaries [line items]
Total Assets	21,452,685
Total Liabilities	7,900
Shareholders´ Equity	21,444,785
Net Income for The Period	(983,615)
Sudamericana Holding S.A.
Disclosure of subsidiaries [line items]
Total Assets	57,810,805
Total Liabilities	71,030
Shareholders´ Equity	57,739,775
Net Income for The Period	12,627,325
Seguros Galicia S.A.
Disclosure of subsidiaries [line items]
Total Assets	246,746,698
Total Liabilities	225,243,791
Shareholders´ Equity	21,502,907
Net Income for The Period	7,360,859
Tarjeta Naranja S.A.U.
Disclosure of subsidiaries [line items]
Total Assets	3,763,012,764
Total Liabilities	3,002,679,957
Shareholders´ Equity	760,332,807
Net Income for The Period	36,676,858
Tarjetas Regionales S.A.
Disclosure of subsidiaries [line items]
Total Assets	915,798,773
Total Liabilities	9,032,738
Shareholders´ Equity	906,766,035
Net Income for The Period	51,469,558
Well Assistance S.A.U.
Disclosure of subsidiaries [line items]
Total Assets	485,603
Total Liabilities	174,430
Shareholders´ Equity	311,173
Net Income for The Period	$ 256,195